LEASING (Tables)	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Disclosure of detailed information about right-of-use assets [Table Text Block]
	Premises	Vehicles	Total
Cost:

Balance at December 31, 2023	$3,703	$675	$4,378
Changes during the year:
New leases	-	40	40
Termination of leases	-	(92)	(92)
Deconsolidation of Oranim	(921)	-	(921)
Currency translation adjustments	(5)	37	32

Balance at December 31, 2024	2,777	660	3,437
Changes during the year:
New leases	-	254	254
Termination of leases	-	(112)	(112)
Currency translation adjustments	442	74	516

Balance at December 31, 2025	3,219	876	4,095

Accumulated depreciation:

Balance at December 31, 2023	2,723	348	3,071
Changes during the year:
Depreciation and amortization	250	101	351
Termination of leases	-	(33)	(33)
Deconsolidation of Oranim	(388)	-	(388)
Currency translation adjustments	(47)	32	(15)

Balance at December 31, 2024	2,538	448	2,986
Changes during the year:
Depreciation and amortization	231	87	318
Termination of leases	-	(86)	(86)
Currency translation adjustments	251	225	476

Balance at December 31, 2025	3,020	674	3,694

Depreciated cost at December 31, 2025	$199	$202	$401

Depreciated cost at December 31, 2024	$239	$212	$451

Disclosure of detailed information about operating lease liabilities [Table Text Block]
	Premises	Vehicles	Total

Balance at January 1, 2024	$1,119	$150	$1,269
Changes during the year:
New leases	-	40	40
Payment of lease liabilities	(213)	(170)	(383)
Interest on lease liabilities	19	33	52
Termination of leases	-	(63)	(63)
Deconsolidation of Oranim	(527)	-	(527)
Currency translation adjustments	(8)	53	45

Balance at December 31, 2024	390	43	433
Changes during the year:
New leases	-	254	254
Payment of lease liabilities	(210)	(113)	(323)
Interest on lease liabilities	21	20	41
Termination of leases	-	(22)	(22)
Currency translation adjustments	(21)	14	(7)

Balance at December 31, 2025	$180	$196	$376

Disclosure of detailed information about lease liabilities [Table Text Block]
	December 31
	2025	2024

Current liability	$322	$262
Non-current liability	54	171

Balance at December 31	$376	$433

Disclosure of detailed information about amounts recognized in statements of cash flow [Table Text Block]
	Year ended December 31,
	2025	2024	2023
Amortization of the right for use assets	$318	$351	$594
Interest on lease liabilities	$41	$52	$63
Payment of lease liabilities	$323	$383	$649

Disclosure of detailed information about analysis of contractual payment [Table Text Block]
Up to a year	341
Between 1-3 years	114
Total (undiscounted)	455